Interest-bearing Deposits	12 Months Ended
Dec. 31, 2012
Interest-bearing Deposits
Note 7:	Interest-bearing Deposits

Interest-bearing deposits in denominations of $100,000 or more totaled $104,717,280 at December 31, 2012 and $95,661,871 at December 31, 2011.

The following table represents deposit interest expense by deposit type:

	December 31,
	2012	2011

Savings, NOW and Money Market	$339,065	$425,505
Certificates of deposit	1,949,000	2,437,263

Total deposit interest expense	$2,288,065	$2,862,768

At December 31, 2012, the scheduled maturities of time deposits are as follows:

2013	$66,105,894
2014	24,582,551
2015	16,626,587
2016	7,140,684
2017	8,408,946

$122,864,662